CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY [Abstract]
IPO offering costs	$ 4,900
Private placement offering costs	$ 1,000